SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 106,527	$ 95,794	$ 85,607
Cost of revenues	86,083	76,757	71,942
Gross profit	20,444	19,037	13,665
Research and development	731	1,140	890
Selling and marketing	4,974	3,876	2,903
General and administrative	9,409	10,023	8,469
Other expenses (income)	53	(138)	631
Gain on bargain purchase			(4,833)
Operating income	5,277	4,136	5,605
Financial expense, net	338	154	349
Income before taxes on income	4,939	3,982	5,256
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	106,527	95,794	85,607
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		(5,729)	(4,315)
Cost of revenues	(3,620)	(5,744)	(4,445)
Gross profit	84	15	130
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Gain on bargain purchase
Operating income	84	15	130
Elimination of inter-company sales [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,536)	(5,729)	(4,315)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,237	28,255	27,351
Cost of revenues	25,535	24,028	23,887
Gross profit	5,702	4,227	3,464
Research and development	398	758	619
Selling and marketing	1,968	1,544	1,270
General and administrative	2,072	2,539	1,880
Other expenses (income)
Gain on bargain purchase
Operating income	1,264	(614)	(305)
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	27,898	23,515	23,511
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,339	4,740	3,840
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	34,812	32,429	31,001
Cost of revenues	26,085	23,440	22,541
Gross profit	8,727	8,989	8,460
Research and development	169	210	264
Selling and marketing	1,358	1,105	961
General and administrative	3,182	2,915	3,000
Other expenses (income)
Gain on bargain purchase
Operating income	4,018	4,759	4,235
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	34,615	31,440	30,526
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	197	989	475
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	33,009	31,630	29,665
Cost of revenues	29,026	27,423	28,474
Gross profit	3,983	4,207	1,191
Research and development		29
Selling and marketing	1,213	792	608
General and administrative	3,049	3,473	3,303
Other expenses (income)	53
Gain on bargain purchase
Operating income	(332)	(87)	(2,720)
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	33,009	31,630	29,665
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	11,005	9,209	1,905
Cost of revenues	9,057	7,610	1,485
Gross profit	1,948	1,599	420
Research and development	164	143	7
Selling and marketing	435	435	64
General and administrative	1,106	1,096	286
Other expenses (income)
Gain on bargain purchase
Operating income	243	(75)	63
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	11,005	9,209	1,905
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Other [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Cost of revenues
Gross profit
Research and development
Selling and marketing
General and administrative
Other expenses (income)		(138)	631
Gain on bargain purchase			(4,833)
Operating income		138	(4,202)
Other [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Other [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues